Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements represent the historical financial statements and accounts of GWW and its wholly-owned subsidiaries, Gresham Power, Enertec, Relec and its majority-owned subsidiary Microphase. All significant intercompany accounts have been eliminated in consolidation.

Principles of Consolidation
The consolidated financial statements represent the historical financial statements and accounts of GWW and its wholly-owned subsidiaries, Gresham Power, Enertec, Relec and its majority-owned subsidiary Microphase. All significant intercompany accounts have been eliminated in consolidation.

Net Parent Investment
Net Parent Investment
The consolidated financial statements were derived from the consolidated financial statements of BitNile on a carve-out basis.
The primary components of the net parent investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall on operating cash requirements. Balances between GWW and BitNile that were not historically cash settled are included in net parent investment. Net parent investment represents BitNile’s interest in the recorded assets of GWW and represents the cumulative investment by BitNile in GWW through the dates presented.

Net Parent Investment
The consolidated financial statements were derived from the consolidated financial statements of BitNile on a carve-out basis.
The primary components of the net parent investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall on operating cash requirements. Balances between GWW and BitNile that were not historically cash settled are included in net parent investment. Net parent investment represents BitNile’s interest in the recorded assets of GWW and represents the cumulative investment by BitNile in GWW through the dates presented.

Accounting Estimates
Accounting Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. Key estimates include acquisition accounting, reserves for trade receivables and inventories, carrying amounts of investments, accruals of certain liabilities including product warranties, useful lives and the recoverability of long-lived assets, impairment analysis of intangibles and goodwill, and deferred income taxes and related valuation allowance.

Accounting Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. Key estimates include acquisition accounting, reserves for trade receivables and inventories, carrying amounts of investments, accruals of certain liabilities including product warranties, useful lives and the recoverability of long-lived assets, impairment analysis of intangibles and goodwill, and deferred income taxes and related valuation allowance.

Unaudited Interim Consolidated Financial Statements
Unaudited Interim Consolidated Financial Statements
The interim consolidated balance sheet as of June 30, 2022, the interim consolidated statements of operations and comprehensive loss and the interim consolidated statements of stockholders’ equity for the three and six months ended June 30, 2022 and 2021 and cash flows for the six months ended June 30, 2022 and 2021 are unaudited. The financial data and the other financial information disclosed in the notes to these consolidated financial statements related to the three and six-month periods
are also unaudited. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue under ASC 606,
 Revenue from Contracts with Customers
 (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer,

•	Step 2: Identify the performance obligations in the contract,

•	Step 3: Determine the transaction price,

•	Step 4: Allocate the transaction price to the performance obligations in the contract, and

•	Step 5: Recognize revenue when the company satisfies a performance obligation.
Sales of Products
The Company enters into contracts directly with its customers and generates revenues from the sale of its products through a direct and indirect sales force. The Company’s performance obligations to deliver products are satisfied at the point in time when products are received by the customer, which is when the customer obtains control over the goods. The Company provides standard assurance warranties, which are not separately priced, that the products function as intended. The Company primarily receives fixed consideration for sales of product. Some of the Company’s contracts with distributors include stock rotation rights after six months for slow moving inventory, which represents variable consideration. The Company uses an expected value method to estimate variable consideration and constrains revenue for estimated stock rotations until it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, returns have been insignificant. The Company’s customers generally pay within 30 days from the receipt of a valid invoice.
Because the Company’s product sales agreements have an expected duration of one year or less, the Company has elected to adopt the practical expedient in
ASC 606-10-50-14(a) of
not disclosing information about its remaining performance obligations.
Manufacturing Services
The Company’s principal business is providing manufacturing services in exchange primarily for fixed fees. For manufacturing services, which include revenues generated by Enertec and Microphase and in certain instances revenues generated by Gresham Power, the Company’s performance obligation for manufacturing services is satisfied over time as the Company creates or enhances an asset based on criteria that are unique to the customer and that the customer controls as the asset is created or enhanced. Generally, the Company recognizes revenue based upon proportional performance over time using a cost-to-cost method
which measures progress based on the costs incurred to total expected costs in satisfying its performance obligation. This method provides a depiction of the progress in providing the manufacturing service because there is a direct relationship between the costs incurred by the Company and the transfer of the manufacturing service to the customer. Manufacturing services that are recognized based upon the proportional performance method are included in the above table as services transferred over time and to the extent the customer has not been invoiced for these revenues, as accrued revenue in the accompanying consolidated balance sheets. Revisions to the Company’s estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified.
The Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component to the extent that the period between when the Company transfers its promised good or service to the customer and when the customer pays in one year or less.

Revenue Recognition
The Company recognizes revenue under ASC 606,
 Revenue from Contracts with Customers
 (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer,

•	Step 2: Identify the performance obligations in the contract,

•	Step 3: Determine the transaction price,

•	Step 4: Allocate the transaction price to the performance obligations in the contract, and

•	Step 5: Recognize revenue when the company satisfies a performance obligation.
Sales of Products
The Company enters into contracts directly with its customers and generates revenues from the sale of its products through a direct and indirect sales force. The Company’s performance obligations to deliver products are satisfied at the point in time when products are received by the customer, which is when the customer obtains control over the goods. The Company provides standard assurance warranties, which are not separately priced, that the products function as intended. The Company primarily receives fixed consideration for sales of product. Some of the Company’s contracts with distributors include stock rotation rights after six months for slow moving inventory, which represents variable consideration. The Company uses an expected value method to estimate variable consideration and constrains revenue for estimated stock rotations until it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, returns have been insignificant. The Company’s customers generally pay within 30 days from the receipt of a valid invoice.
Because the Company’s product sales agreements have an expected duration of one year or less, the Company has elected to adopt the practical expedient in
ASC 606-10-50-14(a) of
not disclosing information about its remaining performance obligations.
Manufacturing Services
The Company’s principal business is providing manufacturing services in exchange primarily for fixed fees. For manufacturing services, which include revenues generated by Enertec and Microphase and in certain instances revenues generated by Gresham Power, the Company’s performance obligation for manufacturing services is satisfied over time as the Company creates or enhances an asset based on criteria that are unique to the customer and that the customer controls as the asset is created or enhanced. Generally, the Company recognizes revenue based upon proportional performance over time using a cost-to-cost method
which measures progress based on the costs incurred to total expected costs in satisfying its performance obligation. This method provides a depiction of the progress in providing the manufacturing service because there is a direct relationship between the costs incurred by the Company and the transfer of the manufacturing service to the customer. Manufacturing services that are recognized based upon the proportional performance method are included in the above table as services transferred over time and to the extent the customer has not been invoiced for these revenues, as accrued revenue in the accompanying consolidated balance sheets. Revisions to the Company’s estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified.
The Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component to the extent that the period between when the Company transfers its promised good or service to the customer and when the customer pays in one year or less.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
The Company’s receivables are recorded when billed and represent claims against third parties that will be settled in cash. The carrying amount of the Company’s receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Company individually reviews all accounts receivable balances and based upon an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected. The Company estimates the allowance for doubtful accounts based on historical collection trends, age of outstanding receivables and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. A customer’s receivable balance is considered past-due based
on its contractual
terms. Past-due receivable
balances
are written-off when
the Company’s internal collection efforts have been unsuccessful in collecting the amount due.
Based on an assessment as of June 30, 2022 and December 31, 2021, of the collectability of invoices, accounts receivable are presented net of an allowance for doubtful accounts of $4,000.

Accounts Receivable and Allowance for Doubtful Accounts
The Company’s receivables are recorded when billed and represent claims against third parties that will be settled in cash. The carrying amount of the Company’s receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Company individually reviews all accounts receivable balances and based upon an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected. The Company estimates the allowance for doubtful accounts based on historical collection trends, age of outstanding receivables and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. A customer’s receivable balance is considered past-due based
on its contractual
terms. Past-due receivable
balances
are written-off when
the Company’s internal collection efforts have been unsuccessful in collecting the amount due. Based on an assessment as of December 31, 2021 and 2020, of the collectability of invoices, accounts receivable are presented net of an allowance for doubtful accounts of $4,000 and $4,000, respectively.

Accrued Revenue
Accrued Revenue
Manufacturing services that are recognized as revenue based upon the proportional performance method are considered revenue based on services transferred over time and to the extent the customer has not been invoiced for these revenues, as accrued revenue in the accompanying consolidated balance sheets.
As of June 30, 2022 and December 31, 2021, accrued revenue was $2.2 million and $2.3 million, respectively.

Accrued Revenue
Manufacturing services that are recognized as revenue based upon the proportional performance method are considered revenue based on services transferred over time and to the extent the customer has not been invoiced for these revenues, as accrued revenue in the accompanying consolidated balance sheets. As of December 31, 2021 and 2020, accrued revenue was $2.3 million and $1.7 million, respectively.

Fair Value of Financial Instruments
Fair value of Financial Instruments
In accordance with ASC No. 820,
 Fair Value Measurements and Disclosures
, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.
The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or model-derived valuations. All significant inputs used in our valuations are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include quoted prices that were adjusted for security-specific restrictions which are compared to output from internally developed models such as a discounted cash flow model.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The carrying amounts of financial instruments carried at cost, including cash and cash equivalents and accounts receivables, approximate their fair value due to the short-term maturities of such instruments. The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair value of Financial Instruments
In accordance with ASC No. 820,
 Fair Value Measurements and Disclosures
, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.
The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or model-derived valuations. All significant inputs used in our valuations are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include quoted prices that were adjusted for security-specific restrictions which are compared to output from internally developed models such as a discounted cash flow model.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The carrying amounts of financial instruments carried at cost, including cash and cash equivalents and accounts receivables, approximate their fair value due to the short-term maturities of such instruments. The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s investment in the common stock of AmpliTech Group, Inc. (Nasdaq: AMPG), (see Note 5) is a level 1 input.

Foreign Currency Translation
Foreign Currency Translation
A substantial portion of the Company’s revenues are generated in U.S. dollars (“U.S. dollar”). In addition, a substantial portion of the Company’s costs are incurred in U.S. dollars. Company management has determined that the U.S. dollar is the functional currency of the primary economic environment in which it operates.
Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into
U.S. dollars in accordance with Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) No. 830, Foreign Currency Matters (“ASC No. 830”). All transaction gains and losses from the re-measurement of
monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of Relec, Gresham Power and Enertec, whose functional currencies have been determined to be their local currencies, the British Pound (“GBP”), GBP and the New Israeli Shekel (“ILS”), respectively, have been translated into U.S. dollars in accordance with ASC No. 830. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate in effect for the reporting period. The resulting translation adjustments are reported as other comprehensive income (loss) in the consolidated statement of comprehensive loss and accumulated comprehensive loss in statement of changes in stockholders’ deficit.

Foreign Currency Translation
A substantial portion of the Company’s revenues are generated in U.S. dollars (“U.S. dollar”). In addition, a substantial portion of the Company’s costs are incurred in U.S. dollars. Company management has determined that the U.S. dollar is the functional currency of the primary economic environment in which it operates.
Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into
U.S. dollars in accordance with Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) No. 830, Foreign Currency Matters (“ASC No. 830”). All transaction gains and losses from the re-measurement of
monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.
The financial statements of Relec, Gresham Power and Enertec, whose functional currencies have been determined to be their local currencies, the British Pound (“GBP”), GBP and the New Israeli Shekel (“ILS”), respectively, have been translated into U.S. dollars in accordance with ASC No. 830. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate in effect for the reporting period. The resulting translation adjustments are reported as other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss and accumulated other comprehensive loss in statement of changes in stockholders’ equity.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The Company’s cash is maintained in checking accounts, money market funds and certificates of deposits with reputable financial institutions. These balances may exceed the U.S. Federal Deposit Insurance Corporation insurance limits. The Company has not experienced any losses on deposits of cash and cash equivalents.

Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The Company’s cash is maintained in checking accounts, money market funds and certificates of deposits with reputable financial institutions. These balances may exceed the U.S. Federal
Deposit Insurance Corporation insurance limits. The Company had total cash of $1.6 million and $1.2 million at December 31, 2021 and 2020, respectively, of which $933,000 and $885,000 at December 31, 2021 and 2020, respectively, in the United Kingdom (“U.K.”) and $61,000 and $19,000, respectively, in Israel. The Company has not experienced any losses on deposits of cash and cash equivalents.

Inventory
Inventory
Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from technological obsolescence as the Company’s products are mostly original equipment manufactured for its clients.
Cost of inventories is determined as follows:

•	Raw materials, parts and supplies—using the “first-in, first-out” method.

•	Work-in-progress and finished products—on the basis of direct manufacturing costs with the addition of indirect manufacturing costs.
The Company periodically assesses its inventories valuation in respect of obsolete items by reviewing revenue forecasts and technological obsolescence and moving such items into a reserve for obsolescence. When inventories on hand exceed the foreseeable demand or become obsolete, the value of excess inventory, which at the time of the review was not expected to be sold, is written off.

Inventory
Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from technological obsolescence as the Company’s products are mostly original equipment manufactured for its clients.
Cost of inventories is determined as follows:

•	Raw materials, parts and supplies — using the “first-in, first-out” method.

•	Work-in-progress and finished products — on the basis of direct manufacturing costs with the addition of indirect manufacturing costs.
The Company periodically assesses its inventories valuation in respect of obsolete items by reviewing revenue forecasts and technological obsolescence and moving such items into a reserve allowance for obsolescence. When inventories on hand exceed the foreseeable demand or become obsolete, the value of excess inventory, which at the time of the review was not expected to be sold, is written off. At December 31, 2021 and 2020, the Company recorded an allowance for obsolescence of $
1.3
million and $
9,000
respectively.
During the years ended December 31, 2021 and 2020, the Company did not record inventory write-offs within the cost of revenue.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Asset	Useful Lives (In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture and fixtures	5 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Repairs and maintenance costs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Asset	Useful Lives (In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture and fixtures	5 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Goodwill
Goodwill
The Company evaluates its goodwill for impairment in accordance with ASC 350,
 Intangibles – Goodwill and Other
. Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of the net identified tangible and intangible assets acquired.
The Company tests the recorded amount of goodwill for impairment on an annual basis on December 31 of each fiscal year or more frequently if there are indicators that the carrying amount of the goodwill exceeds its carried value. The Company performed a qualitative assessment and determined no indicators of impairment existed for the six months ended June 30, 2022 and year ended December 31, 2021.

Goodwill
The Company evaluates its goodwill for impairment in accordance with ASC 350,
 Intangibles – Goodwill and Other
. Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of the net identified tangible and intangible assets acquired.
The Company tests the recorded amount of goodwill for impairment on an annual basis on December 31 of each fiscal year or more frequently if there are indicators that the carrying amount of the goodwill exceeds its carried value. At December 31, 2021 and 2020, the Company performed a qualitative assessment and concluded that the goodwill at its subsidiaries was not impaired based upon an assessment as of those dates.

Intangible Assets
Intangible Assets
The Company acquired amortizable intangibles assets as part of three purchase agreements consisting of customer relationships and non-compete agreements.
The Company also has the trade names and trademarks associated with the acquisitions of Microphase and Relec, which were determined to have an indefinite life. The customer relationships and non-compete agreements,
definite lived intangible assets, are being amortized on a straight-line basis over their estimated useful lives as follows:

Useful lives (in years)
Customer relationships	5 - 14
Non-competition agreements	3
Domain name and other intangible assets	3
The Company reviews intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows.

Intangible Assets
The Company acquired amortizable intangibles assets as part of three purchase agreements consisting of customer relationships and non-compete agreements.
The Company also has the trade names and trademarks associated with the acquisitions of Microphase and Relec, which were determined to have an indefinite life. The customer relationships and non-compete agreements,
definite lived intangible assets, are being amortized on a straight-line basis over their estimated useful lives as follows:

Useful lives (in years)
Customer relationships	5 -14
Non-competition agreements	3
Domain name and other intangible assets	3
The Company reviews intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. During the years ended December 31, 2021 and 2020, the Company recorded no impairment losses for intangible assets.

Warranty
Warranty
The Company offers a warranty period for all its manufactured products. Warranty period is for twelve months on the product. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount, as necessary.

Warranty
Company offers a warranty period for all its manufactured products. Warranty period is for twelve (12) months on the product. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount, as necessary.

Income Taxes
Income Taxes
The Company determines its income taxes under the asset and liability method in accordance with FASB ASC No. 740,
Income Taxes
, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive Loss in the period that includes the enactment date.
The Company accounts for uncertain tax positions in accordance with ASC
No. 740-10-25.
ASC
No. 740-10-25
addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC No.
740-10-25,
the Company may recognize the tax benefit from a tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense. ASC
No. 740-10-25
also requires management to evaluate tax positions taken by the Company and recognize a liability if the Company has taken uncertain tax positions that more likely than not would not be sustained upon examination by applicable taxing authorities. Management of the Company has evaluated tax positions taken by the Company and has concluded that as of June 30, 2022 and December 31, 2021, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability that would require disclosure in the financial statements.
The effective tax rate for the three and six months ended June 30, 2022 and 2021 is different from the federal statutory income tax rate of 21% due to state and local income taxes net of federal benefit, income tax rate differences between U.S. domestic tax rates and foreign income tax rates, non-deductible/non-taxable
items, and a change in the valuation allowance.

Income Taxes
The Company determines its income taxes under the asset and liability method in accordance with FASB ASC No. 740,
 Income Taxes
, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Income and Comprehensive Income in the period that includes the enactment date.
The Company accounts for uncertain tax positions in accordance with ASC
No. 740-10-25
.
ASC
No. 740-10-25 addresses
the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under
A
SC No. 740-10-25, the
Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense. ASC
No. 740-10-25 also requires
management to evaluate tax positions taken by the Company and recognize a liability if the Company has taken uncertain tax positions that more likely than not would not be sustained upon examination by applicable taxing authorities. Management of the Company has evaluated tax positions taken by the Company and has concluded that as of December 31, 2021 and 2020, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability that would require disclosure in the financial statements.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC No. 718,
Compensation — Stock Compensation
(
“ASC No.
 718”
). Under ASC No. 718:

•
the Company recognizes stock-based expenses related to stock option awards on a straight-line basis over the requisite service period of the awards, which is generally the vesting term of two to four years,

•	the expected term assumption, using the simplified method, reflects the period for which the Company believes the option will remain outstanding,

•	the Company determined the volatility of its stock by looking at the historic volatility of its stock estimated over the expected term of the stock options, and

•	the risk-free rate reflects the U.S. Treasury yield for a similar expected term in effect at the time of the grant.
The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock. Forfeitures are accounted for as they occur.

Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC No. 718,
 Compensation – Stock Compensation
 (
“ASC No.
 718”
). Under ASC No. 718:

•
the Company recognizes stock-based expenses related to stock option awards on a straight-line basis over the requisite service period of the awards, which is generally the vesting term of two
to four years,

•	stock-based expenses are recognized net of forfeitures as they occur,

•	the expected term assumption, using the simplified method, reflects the period for which the Company believes the option will remain outstanding,

•	the Company determined the volatility of its stock by looking at the historic volatility of its stock, and

•	the risk-free rate reflects the U.S. Treasury yield for a similar expected life instrument in effect at the time of the grant.
The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock- based awards, including the option’s expected term and the price volatility of the underlying stock. Forfeitures are accounted for as they occur.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables.
Trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the U.S., Europe and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection.
The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2022
	Total Revenues by Major Customers	Percentage of Total Company Revenues	Total Revenues by Major Customers	Percentage of Total Company Revenues
Customer A	$1,586,000	24%	$4,091,000	30%
Customer B	$822,000	13%	$1,581,000	12%
Customer C	$815,000	13%	$1,239,000	9%

	For the Three Months Ended June 30, 2021		For the Six Months Ended June 30, 2021
	Total Revenues by Major Customers	Percentage of Total Company Revenues	Total Revenues by Major Customers	Percentage of Total Company Revenues
Customer A	$2,077,000	32%	$4,184,000	33%
Customer B	$1,086,000	17%	$1,120,000	9%

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, and trade receivables.
Cash and cash equivalents are invested in banks in the U.S., UK and Israel. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions.
Trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the U.S., Europe and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection.
During the years ended December 31, 2021 and 2022, two customers accounted for approximately 52% and 56% of the Company’s total sales, respectively.

Net Loss per Share	Net Loss per Share Net loss per share is computed by dividing the net loss to common stockholders by the weighted average number of common shares outstanding.	Net Loss per Share Net loss per share is computed by dividing the net loss to common stockholders by the weighted average number of common shares outstanding.
Comprehensive Loss
Comprehensive Loss
The Company reports comprehensive loss in accordance with ASC No. 220,
 Comprehensive Income
. This statement establishes standards for the reporting and presentation of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders.

Comprehensive Loss
The Company reports comprehensive loss in accordance with ASC No. 220,
 Comprehensive Income
. This statement establishes standards for the reporting and presentation of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders.

Leases
Leases
The Company accounts for its leases under ASC 842,
 Leas
es
. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases. Operating leases are recognized as Right-of-use (“ROU”)
assets, Operating lease liability, current, and Operating lease liability, non-current on
our consolidated balance sheets. Lease assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. In certain of our lease agreements, we receive rent holidays and other incentives. We recognize lease costs on a straight-line basis over the lease term without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the life of the lease, without assuming renewal features, if any, are exercised. We elected the practical expedient in ASC 842 and do not separate lease and non-lease components
for our leases.

Leases
The Company accounts for its leases under ASC 842,
 Leases
. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases. Operating leases are recognized as Right-of-use (“ROU”)
assets, Operating lease liability, current, and Operating lease liability, non-current on
our consolidated balance sheets. Lease assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. In certain of our lease agreements, we receive rent holidays and other incentives. We recognize lease costs on a straight-line basis over the lease term without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the life of the lease, without assuming renewal features, if any, are exercised. We elected the practical expedient in ASC 842 and do not separate lease and non-lease components
for our leases.

Recent Accounting Standards
Recent Accounting Standards
In November 2021, the FASB issued
ASU 2021-10, “G
overnment
Assistance (Topic 832),” which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The Company expects that this guidance will not have a significant impact on its consolidated financial statements.
In October 2021, the FASB issued
ASU 2021-08, “Business
Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers.” The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In May 2021, the Financial Accountings Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) 2021-04, “Earnings
Per Share (Topic 260), Debt-Modifications and Extinguishments
(Subtopic 470-50), Compensation-Stock
Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity
(Subtopic 815- 40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.” The guidance became effective for the Company on January 1, 2022. The Company adopted the guidance on
January 1, 2022, and has concluded the
adoption
did not have a material impact on its unaudited consolidated financial statements.
In October 2020, the FASB issued
ASU 2020-10,
 Codification Improvements
 to make incremental improvements to GAAP and address stakeholder suggestions, including, among other things, clarifying that the requirement to provide comparative information in the financial statements extends to the corresponding disclosures section. The Company adopted the ASU effective January 1, 2021. The amendments in this update should be applied retrospectively and at the beginning of the period that includes the adoption date. The impact of adopting the ASU was immaterial to the consolidated results of operations, cash flows, financial position, and disclosures.
In December 2019, the FASB issued ASU
No. 2019-12,
“
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
The ASU also adds guidance to reduce the complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company adopted the ASU effective January 1, 2021. The impact of adopting the ASU was immaterial to the consolidated results of operations, cash flows, financial position, and disclosures.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses,” (“ASU
No. 2016-13”)
to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income.
ASU 2016-13
replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. This guidance is effective for the Company beginning on January 1, 2023, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Standards
In November 2021, the FASB issued
ASU 2021-10, “Government
Assistance (Topic 832),” which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The Company expects that this guidance will not have a significant impact on its consolidated financial statements.
In October 2021, the FASB issued
ASU 2021-08, “Business
Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers.” The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

In May 2021, the Financial Accountings Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) 2021-04, “Earnings
Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50), Compensation-Stock
Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity
(Subtopic 815- 40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.” The guidance became effective for the Company on January 1, 2022. The Company adopted the guidance on January 1, 2022, and has concluded the adoption did not have a material impact on its consolidated financial statements.
In October 2020, the FASB issued
ASU 2020-10,
 Codification Improvements
 to make incremental improvements to GAAP and address stakeholder suggestions, including, among other things, clarifying that the requirement to provide comparative information in the financial statements extends to the corresponding disclosures section. The Company adopted the ASU effective January 1, 2021. The amendments in this update should be applied retrospectively and at the beginning of the period that includes the adoption date. The impact of adopting the ASU was immaterial to the consolidated results of operations, cash flows, financial position, and disclosures.
In August 2020, the FASB issued
ASU 2020-06, “Debt
with Conversion and Other Options
(Subtopic 470-20) and
Derivatives and Hedging-Contracts in Entity’s Own Equity
(Subtopic 815-40)-Accounting for
Convertible Instruments and Contracts in an Entity’s Own Equity”
(“ASU 2020-06”). The
ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features.
ASU 2020-06 removes
certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it.
ASU 2020-06 also
simplifies the diluted net income per share calculation in certain areas. The amendments in
ASU 2020-06 are
effective for smaller reporting companies as defined by the SEC for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Effective January 1, 2022, the Company early adopted
ASU 2020-06 using
the modified retrospective approach, which resulted in no impact on its consolidated financial statements.
In December 2019, the FASB issued
ASU No. 2019-12, “
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
 The ASU also adds guidance to reduce the complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company adopted the ASU effective January 1, 2021. The impact of adopting the ASU was immaterial to the consolidated results of operations, cash flows, financial position, and disclosures.
In June 2016, the FASB issued
ASU No. 2016-13, “Financial
Instruments — Credit Losses,”
(“ASU No. 2016-13”) to
improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income.
ASU 2016-13 replaces
the current incurred loss impairment methodology with a methodology that reflects expected credit losses. This guidance is effective for the Company beginning on January 1, 2023, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on its consolidated financial statements and related disclosures.